SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 01, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Sales return allowance		$ 2,800		$ 2,500	$ 4,500	$ 2,200
Advance payments		6,486		3,238	5,884	10,400
Advertising expense		20	$ 30	20	30	20
Government grant		$ 15	17	$ 22	81	109
Income tax examination likelihood percentage		greater than 50% likelihood		greater than 50% likelihood
Concentration risk lender	the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately US$74,360) if the bank with which an individual/a company hold its eligible deposit fails.			The Singapore Deposit Protection Board pays compensation up to a limit of S$75,000 (approximately US$56,330) if the bank with which an individual/a company hold its eligible deposit fails.
Bank and cash balances		$ 3,656		$ 7,073	1,003
Credit risk		3,600		7,100
Postemployment Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer		$ 100	$ 100	$ 300	$ 200	$ 200